Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Statement of Cash Flows [Abstract]
Net loss	¥ (458,902)	$ (64,060)	¥ (512,071)	¥ (43,577)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation expense	9,412	1,314	8,368	3,545
Amortization of intangible assets	92,229	12,875	50,837	848
Non-cash operating lease expense	47,599	6,645	37,091	8,753
Loss on termination of operating lease	702	98	1,031
Provision for allowance for credit losses on financial assets	615,845	85,969	6,821
Impairment of long-term investment	5,200	726
Impairment loss on goodwill and intangible assets	568,239	79,323	426,410
Share-based compensation expenses	73,099	10,204	23,335
Loss on disposal of property, plant and equipment	1,177	164	1,293	2,951
Change in fair value of equity investments and contingent consideration	431	60	73,761
Provision (reversal) on uncertain tax liability	(11,184)	(1,561)	(2,763)	260
Investment income	(5,580)	(779)	(5,779)	177
Net gain on disposal of subsidiaries	(902,022)	(125,917)	(329)	(13,737)
Share of loss of affiliates	3,931	549	1,121
Deferred taxes	(5,170)	(722)	9,298	15,625
Interest accrued for other receivables and loan receivables	(29,381)	(4,101)	(10,924)
Interest expenses	4,564	637
Loss on disposal of investment in an associate	4,330	604
Changes in operating assets and liabilities:
Accounts receivable and contract assets	286,002	39,924	67,368	21,905
Other receivables and current assets	(261,860)	(36,553)	8,793	5,354
Other non-current assets	734	102	19,900
Accounts payable and accrued commissions	(165,417)	(23,091)	(61,592)	(5,376)
Other payables and accrued expenses	263,830	36,827	(38,109)	(6,336)
Other current liabilities	(36,904)	(5,151)	(4,439)	(6,293)
Income taxes payable	(5,196)	(725)	(5,236)	(1,779)
Lease liability	(46,508)	(6,492)	(36,451)	(7,683)
Derecognition of a contingent consideration	22,267	3,108
Net cash (used in) generated from operating activities	71,467	9,977	57,734	(25,363)
Cash flows from investing activities:
Purchase of short term investments	(201,325)	(28,104)	(1,745,980)
Proceeds from disposal of short term investments	202,446	28,260	2,088,111	4,823
Purchase of property, plant and equipment	(5,544)	(774)	(4,305)	(881)
Proceeds from disposal of property and equipment	3,763	525	470
Cash paid out for loan receivables from third parties	(188,000)	(26,244)	(838,800)	(110,000)
Cash received for loan receivables from third parties	30,500	4,258	145,500	110,000
Prepaid for intangible assets				(20)
Purchase of intangible assets	(637)	(89)		(977)
Cash received from disposal of an Equity investment	353	49
Proceeds from disposal of subsidiaries, net of cash disposed	(168,589)	(23,534)	(12,761)	(7,931)
Payment for purchase of additional shares of subsidiary	(105)	(15)
Cash acquired on non-cash acquisitions	39	5	601,925
Net cash (used in) generated from investing activities	(327,099)	(45,663)	234,160	(4,986)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares upon private placement	3,001	420	44,968
Proceeds from bank borrowings	36,601	5,109	98,377
Repayment of bank borrowings and other borrowings	(57,490)	(8,025)	(164,300)
Dividend distributed to noncontrolling interest			(29,500)
Repurchase of ordinary shares from open market			(10,028)
Proceeds on exercise of stock options	75	10
Disposal of shares of subsidiary	3,624	506
Acquisition of non-controlling interests in subsidiaries			(26,358)
Net cash used in financing activities	(14,189)	(1,980)	(86,841)
Net (decrease) increase in cash and cash equivalents, and restricted cash	(269,821)	(37,666)	205,053	(30,349)
Cash and cash equivalents and restricted cash at beginning of year	370,396	51,705	164,470	194,259
Cash and cash equivalents and restricted cash at the end of the year	105,315	14,701	370,396	164,470
Cash and cash equivalents and restricted cash at the end of the year	105,315		370,396	164,470
Supplemental disclosure of cash flow information:
Income taxes paid	10,264	1,433	5,236	4
Interests paid	4,564	637	960
Supplemental disclosure of non-cash flow information:
Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations	2,290	320	9,666	8,008
Acquisition of subsidiaries through issuing ordinary shares			2,341,942
Effect of exchange rate changes on cash and cash equivalents	4,740	$ 662	873	560
Cash and cash equivalents at the end of the year	82,104		295,693	164,470
Restricted cash at the end of the year	¥ 23,211		¥ 74,703